Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Roll-forward of unrecognized tax benefits:
Balance at beginning of fiscal year	¥ 12,917	¥ 7,851	¥ 9,950
Gross amount of increases for current year's tax positions	313	427	888
Gross amount of increases for prior years' tax positions	8,836	6,642	1,014
Gross amount of decreases for prior years' tax positions	(1,090)	(455)	(95)
Net amount of changes relating to settlements with tax authorities		(1,074)	(39)
Decreases due to lapse of applicable statutes of limitations	(1,540)	(253)	(3,437)
Foreign exchange translation and others	(276)	(221)	(430)
Balance at end of fiscal year	¥ 19,160	¥ 12,917	¥ 7,851